Matthews Asian Growth and Income Fund	March 31, 2022

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 88.7%

	Shares	Value

CHINA/HONG KONG: 39.5%
Tencent Holdings, Ltd.	996,500	$45,933,013
AIA Group, Ltd.	3,867,800	40,387,126
Techtronic Industries Co., Ltd.	1,576,000	25,249,841
JD.com, Inc. A Shares[b]	857,702	24,371,512
HKT Trust & HKT, Ltd.	14,648,000	20,084,692
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	3,311,375	19,145,673
Guangdong Investment, Ltd.	12,798,000	17,436,526
NetEase, Inc. ADR	189,700	17,014,193
Jiangsu Expressway Co., Ltd. H Shares	15,970,000	16,678,260
Link REIT	1,878,800	16,000,301
CK Hutchison Holdings, Ltd.	2,171,172	15,876,500
Midea Group Co., Ltd. A Shares	1,742,930	15,516,427
BOC Hong Kong Holdings, Ltd.	4,008,500	15,083,127
NARI Technology Co., Ltd. A Shares	3,034,258	14,924,188
Zhongsheng Group Holdings, Ltd.	2,122,500	14,923,793
Yum China Holdings, Inc.	355,300	14,759,162
ENN Natural Gas Co., Ltd. A Shares	5,146,377	14,289,084
Wuliangye Yibin Co., Ltd. A Shares	522,874	12,670,542
Topsports International Holdings, Ltd.[c,d]	14,911,000	12,393,127
CIFI Ever Sunshine Services Group, Ltd.[d]	8,454,000	11,269,559
Minth Group, Ltd.	4,438,000	10,813,905

Total China/Hong Kong		394,820,551

TAIWAN: 11.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,950,187	81,032,245
Advantech Co., Ltd.	1,369,884	17,553,170
Chailease Holding Co., Ltd.	1,812,200	15,895,401

Total Taiwan		114,480,816

SOUTH KOREA: 9.8%
Samsung Electronics Co., Ltd.	641,948	36,734,180
Macquarie Korea Infrastructure Fund	2,348,550	26,529,877
LEENO Industrial, Inc.	99,406	15,013,495
Coway Co., Ltd.	195,942	11,044,506
LG Household & Health Care, Ltd.	12,339	8,704,078

Total South Korea		98,026,136

INDIA: 8.3%
Housing Development Finance Corp., Ltd.	804,587	25,157,895
Tata Consultancy Services, Ltd.	386,051	18,972,629
Sanofi India, Ltd.	162,854	16,086,607
Crompton Greaves Consumer Electricals, Ltd.	2,690,439	13,233,170
Embassy Office Parks, REIT	1,990,600	9,741,110

Total India		83,191,411

SINGAPORE: 6.5%
United Overseas Bank, Ltd.	902,200	21,109,676
Ascendas, REIT	8,439,884	18,186,497
Singapore Technologies Engineering, Ltd.	4,889,725	14,811,222
Venture Corp., Ltd.	825,500	10,638,258

Total Singapore		64,745,653

FRANCE: 3.4%
LVMH Moet Hennessy Louis Vuitton SE	24,172	17,253,956
Pernod Ricard SA	75,754	16,643,998

Total France		33,897,954

	Shares	Value

AUSTRALIA: 2.8%
Aristocrat Leisure, Ltd.	557,441	$15,130,071
Northern Star Resources, Ltd.	1,520,160	12,264,187

Total Australia		27,394,258

UNITED STATES: 1.9%
Broadcom, Inc.	30,800	19,394,144

Total United States		19,394,144

INDONESIA: 1.8%
PT Bank Rakyat Indonesia Persero	55,682,872	17,984,718

Total Indonesia		17,984,718

PHILIPPINES: 1.7%
Bank of the Philippine Islands	8,611,264	16,544,103

Total Philippines		16,544,103

THAILAND: 1.5%
Digital Telecommunications Infrastructure Fund F Shares	35,055,000	14,865,429

Total Thailand		14,865,429

TOTAL COMMON EQUITIES		885,345,173
(Cost $762,710,880)

CONVERTIBLE CORPORATE BONDS: 6.1%
	Face Amount*	Value

CHINA/HONG KONG: 6.1%
ESR Cayman, Ltd., Cnv. 1.500%, 09/30/25[d]	17,657,000	17,056,662
Pharmaron Beijing Co., Ltd., Cnv. 0.000%, 06/18/26[d]	18,800,000	16,111,600
Luye Pharma Group, Ltd., Cnv. 1.500%, 07/09/24[d]	15,770,000	15,734,202
China Conch Venture Holdings International, Ltd., Cnv. 0.000%, 09/05/23[d]	HKD 88,000,000	12,301,329

Total China/Hong Kong		61,203,793

TOTAL CONVERTIBLE CORPORATE BONDS		61,203,793
(Cost $67,938,916)

PREFERRED EQUITIES: 0.5%
	Shares	Value

SOUTH KOREA: 0.5%
LG Household & Health Care, Ltd., Pfd.	11,920	4,970,077

Total South Korea		4,970,077

TOTAL PREFERRED EQUITIES		4,970,077
(Cost $6,911,730)

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Matthews Asian Growth and Income Fund	March 31, 2022

Schedule of Investmentsa (unaudited) (continued)

PREFERRED EQUITIES (continued)

Value

TOTAL INVESTMENTS: 95.3%	$951,519,043
(Cost $837,561,526)

CASH AND OTHER ASSETS, LESS LIABILITIES: 4.7%	47,100,292

NET ASSETS: 100.0%	$998,619,335

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2022, the aggregate value is $12,393,127, which is 1.24% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

*	All Values in USD unless otherwise specified.

ADR	American Depositary Receipt

Cnv.	Convertible

HKD	Hong Kong Dollar

Pfd.	Preferred

REIT	Real Estate Investment Trust

USD	U.S. Dollar

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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